Share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
28 Share-based payments
The Group operates a number of share-based payment arrangements of which the three principal ones are:
LTIP - Performance Share Plan (PSP):
Since 2020, performance-related conditional awards under which shares are released automatically following a 3-year vesting period (5-year period for the Executive Directors). LTIP awards granted up to 2019 are nil-cost options exercisable after three years from date of grant (five years for Executive Directors) with a contractual life of 10 years.
For awards granted in 2021, 2020 and 2019, vesting is subject to performance conditions measured over a 3-year period (for all awards), based on earnings per share (40% of grant), operating cash flow (20% of grant), total shareholder return (20% of grant) and net turnover (20% of grant). Total shareholder return combines the share price and dividend performance of the Company by reference to one comparator group.
For 2022 awards, the performance conditions are based on earnings per share (30% of grant), operating cash flow (20% of grant), total shareholder return (20% of grant), net turnover (15% of the grant) and New Categories revenue growth (15% of the grant).
Participants are not entitled to dividends prior to the vesting or exercise of the awards. A cash equivalent dividend accrues through the vesting period (other than for the Executive Directors where additional shares are delivered in lieu of cash) and is paid on vesting. Both equity and cash-settled PSP awards are granted in March each year.
In the U.S., PSP awards are made over BAT American Depository Shares (ADSs).
Restricted Share Plan (RSP):
Introduced in 2020, conditional awards under which shares are released three years from date of grant, subject to a continuous employment condition during the three-year vesting period. Participants are not entitled to dividends prior to shares vesting. A cash equivalent dividend accrues through the vesting period and is paid on vesting. Both equity and cash settled RSP awards are granted in March or September.
In the U.S., RSP awards are made over BAT American Depository Shares (ADSs).
Deferred Share Bonus Scheme (DSBS):
Granted in connection with annual bonuses, conditional awards under which shares are released three years from date of grant subject to a continuous employment condition during the three-year vesting period. A cash equivalent dividend accrues through the vesting period and is paid quarterly (other than for the Executive Directors where additional shares are delivered in lieu of cash). Both equity and cash-settled DSBS awards are granted in March each year.
The Group also has a number of other arrangements which are not material for the Group and these are as follows:
Sharesave Scheme (SAYE)
Options are granted in March each year by invitation at a 20% discount to the market price. Options under this equity-settled scheme are exercisable at the end of a three-year or five-year savings contract. Participants are not entitled to dividends prior to the exercise of the options. The maximum amount that can be saved by a participant in this way is £6,000 in any tax year.
Share Reward Scheme (SRS)
Free shares are granted in April each year (up to an equivalent of £3,600 in any year) under the equity-settled schemes are subject to a three-year holding period. Participants receive dividends during the holding period which are reinvested to buy further shares. The shares are held in a UK-based trust and are normally capable of transfer to participants tax-free after a five-year holding period.
International Share Reward Scheme (ISRS)
Conditional shares are granted in April each year (up to an equivalent of £3,600 in any year) subject to a three-year vesting period. Dividend equivalents accrue through the vesting period and additional shares are delivered at vesting. Awards may be equity or cash-settled.
Partnership Share Scheme
Employees can allocate part of their pre-tax salary to purchase shares in British American Tobacco p.l.c. (maximum £1,800 in any year). The shares purchased are held in a UK-based trust and are normally capable of transfer to participants tax-free after a five-year holding period.
The amounts recognised in the income statement in respect of share-based payments were as follows:

			2022		2021		2020
	Notes	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m
LTIP - PSP & RSP	28(a)	38	1	30	—	36	—
DSBS	28(b)	36	3	39	2	44	3
Other schemes		7	—	7	—	8	—
Total recognised in the income statement	3	81	4	76	2	88	3
Share-based payment liability
The Group issues to certain employees cash-settled share-based payments that require the Group to pay the intrinsic value of these share-based payments to the employee at the date of exercise. The Group has recorded liabilities in respect of vested and unvested grants at the end of 2022 and 2021:

		2022		2021
	Vested £m*	Unvested £m	Vested £m	Unvested £m
LTIP - PSP & RSP	(0.3)	1.9	0.1	1.1
DSBS	0.5	6.6	0.1	6.4
Total liability	0.2	8.5	0.2	7.5
Note:
* The reduction in the liabilities for vested LTIPs was due to shares being exercised at prices lower than the share price at date of grant.
(a) Long-Term Incentive Plan - PSP & RSP
Details of the movements for the equity- and cash-settled LTIP scheme during the years ended 31 December 2022 and 31 December 2021, were as follows:

		2022		2021
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	9,891	243	10,000	274
Granted during the period	2,927	58	3,440	81
Exercised during the period	(1,606)	(58)	(1,639)	(48)
Forfeited during the period	(2,252)	(47)	(1,910)	(64)
Outstanding at end of year	8,960	196	9,891	243
Exercisable at end of year	661	40	611	29
As at 31 December 2022, the Group has 8,960,000 shares (2021: 9,891,000 shares) outstanding which includes 1,749,762 shares (2021: 2,650,364 shares) which are related to Reynolds American LTIP awards from which nil shares (2021: nil shares) are exercisable at the end of the year.
The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the period was £32.84 (2021: £27.67; 2020: £29.37) for equity-settled and £33.01 (2021: £27.59; 2020: £28.68) for cash-settled options.
The weighted average British American Tobacco p.l.c. share price for ADS on the New York Stock Exchange at the date of exercise for share options exercised during the period relating to equity-settled Reynolds American LTIP awards was US$38.37 (2021: US$35.93; 2020: US$40.04).
The outstanding shares for the year ended 31 December 2022 had a weighted average remaining contractual life of 1.8 years (2021: 3.7 years; 2020: 8.1 years) for the equity-settled scheme, 1.8 years for Reynolds American equity-settled scheme (2021: 1.70 years; 2020: 1.72 years) and 1.7 years (2021: 4.1 years; 2020: 8.1 years) for the cash-settled share-based payment arrangements.
(b) Deferred Share Bonus Scheme
Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2022 and 31 December 2021, were as follows:

		2022		2021
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	4,141	223	4,141	200
Granted during the period	1,616	85	1,562	179
Exercised during the period	(1,609)	(159)	(1,497)	(142)
Forfeited during the period	(133)	(8)	(65)	(14)
Outstanding at end of year	4,015	141	4,141	223
Exercisable at end of year	1	14	—	1
The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the financial year was £32.20 (2021: £27.58; 2020: £28.08) for equity-settled and £32.50 (2021: £27.70; 2020: £28.06) for cash-settled options.
The outstanding shares for the year ended 31 December 2022 had a weighted average remaining contractual life of 1.3 years (2021: 1.3 years; 2020: 1.4 years) for the equity-settled scheme and 1.1 years (2021: 1.3 years; 2020: 1.4 years) for the cash-settled scheme.
Valuation assumptions
Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

		2022		2021
	LTIP – PSP & RSP	DSBS	LTIP – PSP & RSP	DSBS
Expected volatility (%)	27.0	27.0	27.0	27.0
Average expected term to exercise (years)	3.0	3.0	3.0	3.0
Risk-free rate (%)	1.4	1.4	0.2	0.2
Expected dividend yield (%)	6.8	6.8	7.7	7.7
Share price at date of grant (£)	32.18	32.18	27.94	27.94
Fair value at grant date (£)*	27.46 / 26.28	26.28	19.87/22.20	22.20
Fair value at grant date (£)* - Management Board	24.80 / 26.28	26.28	17.35/22.20	22.20
Note:
*    Where two figures have been quoted for the Long-Term Incentive Plan, the numbers relate to PSP and RSP awards, respectively.
Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP - PSP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2022 LTIP - PSP	2021 LTIP - PSP
Average share price volatility FMCG comparator group (%)	23	23
Average correlation FMCG comparator group (%)	31	29
Fair values determined from the Black-Scholes and Monte-Carlo models use assumptions revised at the end of each reporting period for cash-settled share-based payment arrangements.
The expected British American Tobacco p.l.c. share price volatility was determined taking account of the return index (the share price index plus the dividend reinvested) over a five-year period. The FMCG share price volatility and correlation was also determined over the same periods. The average expected term to exercise used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural conditions, forfeiture and historical experience.
The risk-free rate has been determined from market yield curves for government gilts with outstanding terms equal to the average expected term to exercise for each relevant grant. The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.
In addition to these valuation assumptions, LTIP awards, excluding RSP, contain earnings per share performance conditions. As these are non-market performance conditions they are not included in the determination of fair value of share options at the grant date, however, they are used to estimate the number of awards expected to vest. This pay-out calculation is based on expectations published in analysts’ forecasts.